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                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004



                                       March 6, 2001


Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C. 20549


            Re:	The Funds Listed on Page Two

Dear Sirs:

	This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectus and Statement of Additional Information of each of the above referenced funds does not differ from that included in the most recent post-effective amendment to such funds' registration statement, the text of which were filed electronically.

                              Very truly yours,

                              /s/ Nicholas C. Filla
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Alliance Global Strategic Income Trust, Inc.
(File Nos. 33-63797 and 811-07391)
Alliance Multi-Market Strategy Trust, Inc.
(File Nos. 33-39350 and 811-06251)
Alliance North American Government Trust, Inc.
(File Nos. 33-45328 and 811-06554)